Consolidated Statements of Equity (Parenthetical) - Zoetis [Member]	Jun. 24, 2013	Feb. 06, 2013
Percentage offered in IPO	80.20%
Subsidiaries [Member] | IPO [Member]
Percentage offered in IPO		19.80%